Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 7,148.2	$ 7,453.4
Accumulated depreciation and amortization	(3,442.5)	(3,000.1)
Property, plant and equipment, net	3,705.6	4,453.3
Cumulative capitalized interest, net of amortization	117.3	110.9
Tarkwa Mine
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	11.3	9.0
Cerro Corona
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	40.4	34.5
South Africa
Property, Plant and Equipment [Line Items]
Cumulative capitalized interest, net of amortization	65.6	67.4
Mining Properties, Mine Development Costs, Mine Plant Facilities and Mineral Interest
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	3,226.6	3,807.2
Asset Retirement Costs
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	84.0	105.7
Other Non-Mining Assets
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 395.0	$ 540.4